INCOME TAXES - Income Tax Recognized Directly in Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ (200)	$ (75)	$ (141)
Revaluation of property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	(204)	(90)	(130)
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	8	8	(15)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total income tax expense recognized directly in other comprehensive income	$ (4)	$ 7	$ 4